Investment Securities - Amortized Cost and Estimated Fair Value of Investments in Debt Securities by Contractual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 1,301,915	$ 1,176,266
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	140,562	182,061
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
U.S. Government sponsored entities’ asset-backed securities	143,490	187,402
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due one through five years	30,000
Due five through ten years	516,886
Total	546,886
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due one through five years	30,011
Due five through ten years	508,053
Estimated Fair Value	538,064	525,136
Available for Sale Securities Weighted Avg Yield	2.34%
Available for Sale Securities Debt Maturities After Five Through Ten Years Weighted Avg Yield	2.35%
Available for Sale Securities Debt Maturities After One Through Five Years Weighted Avg Yield	2.10%
Obligations of States and Political Subdivisions
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities		240
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
U.S. Government sponsored entities’ asset-backed securities		241
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Total	751,974
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	761,153	648,471
Available for Sale Securities Weighted Avg Yield	2.36%
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
U.S. Government sponsored entities’ asset-backed securities	140,562	181,821
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
U.S. Government sponsored entities’ asset-backed securities	$ 143,490	$ 187,161
Held to Maturity Securities weighted avg yield	3.58%